Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-36564
Entity Registrant Name	SafeSpace Global Corporation
Entity Central Index Key	0001584693
Entity Tax Identification Number	85-1173741
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	311 S. Weisgarber Road
Entity Address, City or Town	Knoxville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37919
City Area Code	(865)
Local Phone Number	237-4448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SSGC
Entity Emerging Growth Company	false